Related-party Information	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 31 – Related-party Information

A.	Identity of related parties:

The Group’s related parties are as defined in IAS 24 – Related Party Disclosures and included: Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other.

Ordinary course of business transactions are aggregated in this Note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Company are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, co-CEOs, chief financial officer, general counsel and vice president of business development, are considered as key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers):

B. Key management personnel compensation
	2017	2016
	$ thousands

Short-term benefits	5,632	4,352
Share-based payments	508	547
	6,140	4,899

C.	Transactions with related parties (excluding associates):

	For the year ended December 31
	2017	2016	2015
	$ thousands
Sales of electricity	102,443	148,119	135,655
Administrative expenses	331	614	329
Sales of gas	31,296	29,873	—
Financing expenses, net	18,444	14,475	10,716

D.	Transactions with associates:

	For the year ended December 31
	2017	2016	2015
	$ thousands
Sales of electricity	—	—	5,115
Operating expenses	—	—	204
Other income, net	198	178	95

E.	Balances with related parties:

	As at December			As at December
	2017			2016
	Ansonia	Other related parties *	Total	Ansonia	Other related parties *	Total
	$ thousands			$ thousands
Cash and short-term deposit	—	—	—	—	2,462	2,462
Trade receivables	—	12,778	12,778	—	12,245	12,245

Loans and Other Liabilities
In US dollar or linked thereto	75,081	242,598	317,679	45,735	222,971	268,706
Weighted-average interest rates (%)	6.00%	7.69%	7.29%	6.00%	7.24%	6.62%

Repayment years
Current maturities	75,081	242,598		—	—
Second year	—	—		45,735	—
Third year	—	—		—	—
Fourth year	—	—		—	—
Fifth year	—	—		—	—
Sixth year and thereafter	—	—		—	222,971
	75,081	242,598		45,735	222,971

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“ORL”).

These balances relate to amounts with entities that are related to Kenon's beneficial owners.

F.	Regarding the ZIM's restructuring and IC’s part in the restructuring, see Note 10.C.a.

G.	Regarding the convertible loan from Ansonia to Quantum, see Note 10.C.b.6.

H.	Gas Sale Agreement with ORL, see Note 21.B.(c).